Note A - Summary of Significant Accounting Policies: Principles of Consolidation and Basis of Presentation (Policies)	12 Months Ended
Dec. 31, 2015
Policies
Principles of Consolidation and Basis of Presentation

Principles of consolidation and basis of presentation

These consolidated financial statements include the assets and liabilities of Endurance Exploration Group, Inc. (formerly Tecton Corporation) and its subsidiaries as of December 31, 2015. The acquisition of the membership interests of Endurance Exploration Group LLC and its wholly owned Panamanian subsidiary formed to hold the registry of a research vessel occurred as of the close of its business on December 31, 2013.

All material intercompany transactions have been eliminated.